                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                       Investment Company Act file number:

                Exact name of registrant as specified in charter:

                                The Reserve Fund

                     Address of principal executive offices:
                      1250 Broadway New York, NY 10001-3701

                     Name and address of agent for service:
                              Edmund P. Bergan, Jr.
                                  1250 Broadway
                             New York, NY 10001-3701

        Registrant's telephone number, including area code: 212-401-5500

                         Date of fiscal year end: May 31

                     Date of reporting period: May 31, 2006

ITEM 1.  ANNUAL REPORTS TO SHAREHOLDERS

[THE QUAKER (R) RESERVE LOGO]
MONEY MARKET ACCOUNT

OFFERED BY
THE RESERVE


PRIMARY II FUND
ANNUAL REPORT

MAY 31, 2006


QUAKER RESERVE MONEY-MARKET I
QUAKER RESERVE MONEY-MARKET II

                                THE RESERVE FUND
                             RESERVE PRIMARY II FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006

ASSETS:
Investment in Reserve Primary Fund - Class 8 (Cost* $1,158,726)   $  1,158,726
Dividends receivable from affiliate                                        156
                                                                  ------------
Total Assets                                                         1,158,882
                                                                  ------------

LIABILITIES:
Comprehensive management fee payable                                     5,694
Distribution (12b-1) fee payable                                         5,233
Trustee Fees payable                                                         3
Compliance Officer expenses payable                                          1
                                                                  ------------
Total Liabilities                                                       10,931
                                                                  ------------

NET ASSETS                                                        $  1,147,951
                                                                  ============

NET ASSETS WERE COMPRISED OF**:
   PAR VALUE                                                      $      1,148
   ADDITIONAL PAID-IN CAPITAL                                        1,146,803
                                                                  ------------
TOTAL NET ASSETS                                                  $  1,147,951
                                                                  ============

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
  EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001
  PAR VALUE OUTSTANDING, AND EQUIVALENT TO THE NET ASSETS OF
  EACH CLASS:

  476,988 SHARES  - CLASS QUAKER I                                $       1.00
                                                                  ============
  670,963 SHARES - CLASS QUAKER II                                $       1.00
                                                                  ============

* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

** The tax basis of the Fund's net assets is the same as the basis for financial reporting in accordance with U.S. generally accepted accounting principles.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                             RESERVE PRIMARY II FUND
                             STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2006

INVESTMENT INCOME (Note 1):
  Dividends from Reserve Primary Fund                             $     20,630
                                                                  ------------

FUND EXPENSES (Note 2):
  Comprehensive management fee                                           4,025
  Distribution (12b-1) fee:
     Class Quaker I                                                        636
     Class Quaker II                                                     2,491
   Compliance Officer expenses                                               5
   Trustee Fees                                                              3
                                                                  ------------
Total expenses before waiver                                             7,160
Less: expenses waived                                                     (401)
                                                                  ------------
                                                                         6,759
                                                                  ------------

NET INVESTMENT INCOME, representing Net Increase in Net
  Assets from Investment Operations                               $     13,871
                                                                  ============

                                THE RESERVE FUND
                             RESERVE PRIMARY II FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED      YEAR ENDED
                                                                                     MAY 31,         MAY 31,
                                                                                      2006            2005
                                                                                   ------------    ------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                                                            $     13,871    $      3,009
                                                                                   ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income:
   Class Quaker I                                                                        (8,039)         (1,802)
   Class Quaker II                                                                       (5,832)         (1,207)
                                                                                   ------------    ------------
                                                                                        (13,871)         (3,009)
                                                                                   ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Proceeds from sale of shares - Class Quaker I shares                                1,139,197         659,938
  Proceeds from sale of shares - Class Quaker II shares                                 814,759         270,110
  Dividends reinvested - Class Quaker I shares                                            8,039           1,802
  Dividends reinvested - Class Quaker II shares                                           5,832           1,207
  Cost of shares redeemed - Class Quaker I shares                                      (866,910)       (696,662)
  Cost of shares redeemed - Class Quaker II shares                                     (360,439)       (537,170)
                                                                                   ------------    ------------
                                                                                        740,478        (300,775)
                                                                                   ------------    ------------

  Net increase (decrease) in net assets                                                 740,478        (300,775)

NET ASSETS:
  Beginning of period                                                                   407,473         708,248
                                                                                   ------------    ------------
  End of period                                                                    $  1,147,951    $    407,473
                                                                                   ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"), as an open-end management investment company. The Reserve Primary II Fund (the "Fund") is a series of the Trust. The Fund invests all of its assets in Class 8 shares of the Primary Fund (the "Primary Fund") another series of the Trust. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles. The financial statements of the Primary Fund should be read in conjunction with the Fund's financial statements.

     A. The Trust's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund (which has not commenced operations) and U.S Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to two classes of the Fund, Quaker Reserve Money-Market I ("QRI") and Quaker Reserve Money-Market II ("QRII").

     B. Investments are valued at the net asset value of the Primary Fund Class 8 shares. Valuation of investments held by the Primary Fund is disclosed in the notes to the Primary Fund's financial statements.

     C. Investments in the Primary Fund are recorded on a trade date basis. Dividends received from the Primary Fund are accrued daily and received monthly. The Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

     D. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     E. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Trust, RMCI serves as the Investment Adviser to both the Fund and the Primary Fund, subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. Shareholders do not pay comprehensive management fees at both the Fund and Primary Fund levels. The comprehensive management fees incurred at the Fund level are reduced by the comprehensive management fees incurred by the Primary Fund because they are waived. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of administrative and customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and expenses, other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. Certain Trustees and Officers of the Trust and Fund are also Officers of RMCI. For the year ended May 31, 2006, the Fund accrued $4,025 in comprehensive management fees, of which $202 and $199 for QRI and QRII, respectively, was voluntarily waived.

     DISTRIBUTION ASSISTANCE:
     The Trust on behalf of the Fund, has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% and 1.00% per year of the average net assets of Class QRI and Class QRII, respectively. For the year ended May 31, 2006, the Fund accrued $3,127 in distribution fees.

(3)  DIVIDEND DISTRIBUTION:
     There was no undistributed net investment income for the Fund at May 31, 2006. The income dividends were classified as ordinary income for federal income tax purposes for the years shown below:

                                                        2006       2005
                                                        --------   -------
                                                        $ 13,871   $ 3,009

(4)  CONCENTRATION OF INVESTORS:
     The Fund is currently used primarily as a vehicle into which cash balances of customers of the Quaker Funds are invested.

(5)  COMMITMENTS AND CONTINGENCIES:
     In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                                                          QRI
                                                                     ----------------------------------------------
                                                                      YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                                        MAY 31,          MAY 31,          MAY 31,
                                                                         2006             2005            2004 (a)
                                                                     ------------     ------------     ------------
      Net asset value at beginning of period                         $     1.0000     $     1.0000     $     1.0000
                                                                     ------------     ------------     ------------
      Net investment income from investment operations                     0.0309           0.0097           0.0011
      Less dividends from net investment income                           (0.0309)         (0.0097)         (0.0011)
                                                                     ------------     ------------     ------------
      Net asset value at end of period                               $     1.0000     $     1.0000     $     1.0000
                                                                     ============     ============     ============

      Total Return                                                           3.14%            0.98%            0.11%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                           $      477.0     $      196.7     $      231.6
      Ratio of expenses to average net assets before waiver *                1.05%            1.05%            0.97%(b)
      Ratio of expenses to average net assets after waiver *                 0.97%            0.96%            0.82%(b)
      Ratio of net investment income to average net assets                   3.16%            1.02%            0.20%(b)

                                                                                          QRII
                                                                     ----------------------------------------------
                                                                      YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                                        MAY 31,          MAY 31,          MAY 31,
                                                                         2006             2005            2004 (a)
                                                                     ------------     ------------     ------------
      Net asset value at beginning of period                         $     1.0000     $     1.0000     $     1.0000
                                                                     ------------     ------------     ------------
      Net investment income from investment operations                     0.0234           0.0037           0.0002
      Less dividends from net investment income                           (0.0234)         (0.0037)         (0.0002)
                                                                     ------------     ------------     ------------
      Net asset value at end of period                               $     1.0000     $     1.0000     $     1.0000
                                                                     ============     ============     ============

      Total Return                                                           2.36%            0.37%            0.02%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                           $      671.0     $      210.8     $      476.7
      Ratio of expenses to average net assets before waiver *                1.80%            1.80%            1.72%(b)
      Ratio of expenses to average net assets after waiver *                 1.72%            1.54%            0.99%(b)
      Ratio of net investment income to average net assets                   2.34%            0.27%            0.03%(b)

     (a) From the period November 5, 2003 (Commencement of Class) to May 31,
     2004.
     (b) Annualized.
     * Does not include expenses of the Reserve Primary Fund Class 8.

(7)  OTHER MATTERS
     Management has determined that certain of the Fund's and the Primary Fund's service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Fund.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees of The Reserve Fund and Shareholders of Primary II Fund:

     We have audited the accompanying statements of assets and liabilities of Primary II Fund of The Reserve Fund (the Fund), as of May 31, 2006, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year-ended May 31, 2005 and the financial highlights for the year then ended and the period from November 5, 2003 (commencement of operations) to May 31, 2004 were audited by another independent registered public accounting firm whose report dated September 26, 2005 expressed an unqualified opinion on this statement and the financial highlights.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Primary II Fund of The Reserve Fund as of May 31, 2006, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


New York, New York
July 27, 2006

               THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
                            OF THE FUNDS (unaudited)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 30 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

                             POSITIONS WITH     TERM OF OFFICE** AND
NAME, ADDRESS, AGE           THE FUNDS          LENGTH OF SERVICE         PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT*               Chairman,          Trustee since inception   President of Reserve Management Company, Inc.
Age: 69                      Trustee,                                     ("RMCI"), Director and Chairman/Chief Executive
The Reserve                  President and      Chairman since 2000.      Officer of Reserve Management; President, Treasurer
1250 Broadway                Treasurer                                    Corporation ("RMC") and Chairman and Director of
New York, NY 10001                              President and Treasurer   Resrv Partners, Inc. ("RESRV") since 2000; Chairman
                                                since 2005                and Director of Reserve International Liquidity
                                                                          Fund Ltd. since 1990. Co-founder of The Reserve
                                                                          Fund ("RF") in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

                             POSITIONS WITH     TERM OF OFFICE** AND
NAME, ADDRESS, AGE           THE FUNDS          LENGTH OF SERVICE         PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.            Trustee            Trustee of all Trusts     Retired. President, Premier Resources, Inc.
Age: 75                                         since inception           (meeting management firm) since 1997.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736

WILLIAM J. MONTGORIS         Trustee            Trustee of all Trusts     Retired since 1999. Chief Operating Officer of The
Age: 59                                         since 1999                Bear Stearns Companies, Inc. from 1979 to 1999.
286 Gregory Road                                                          Director of Stage Stores, Inc. (retailing) since
Franklin Lakes, NJ 07417                                                  2004.

OFFICERS WHO ARE NOT TRUSTEES

                             POSITIONS WITH     TERM OF OFFICE** AND
NAME, ADDRESS, AGE           THE FUNDS          LENGTH OF SERVICE         PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT, II+           Co-Chief           Co-Chief Executive        Senior Vice President, Secretary and Assistant
Age: 40                      Executive          Officer and Senior Vice   Treasurer of RMCI; Senior Vice President, Secretary
The Reserve                  Officer, Senior    President since 2005.     and Assistant Treasurer of RMC; and Secretary,
1250 Broadway                Vice President     Assistant Treasurer       Assistant Treasurer and Director of RESRV since
New York, NY 10001           and Assistant      since 2000.               2000. Vice President of RMC, RMCI and RESRV from
                             Treasurer                                    1992 to 2000. Former Trustee of Trusts in the
                                                                          Reserve/Hallmark Funds complex. Former President of
                                                                          the Trusts.

ARTHUR T. BENT III+          Co-Chief           Co-Chief Executive        Chief Operating Officer, Treasurer, Senior Vice
Age: 38                      Executive          Officer since 2005.       President and Assistant Secretary of RMCI;
The Reserve                  Officer, Senior    Senior Vice President     President, Treasurer and Assistant Secretary of
1250 Broadway                Vice President     and Assistant Secretary   RMC; Treasurer, Assistant Secretary and Directors
New York, NY 10001           and Assistant      since 2000.               of RESRV since 2000. Vice President RMC, RMCI and
                             Secretary                                    RESRV from 1997 to 2000. Former Treasurer and Chief
                                                                          Financial Officer of the Trusts.

PATRICK J. FARRELL           Chief Financial    Since 2006                Chief Financial Officer of the Adviser and its
Age: 46                      Officer                                      affiliates since 2005. Chief Financial Officer,
The Reserve                                                               Treasurer and Assistant Secretary of the MainStay
1250 Broadway                                                             Funds, Eclipse Funds and MainStay VP Funds;
New York, NY 10001                                                        Principal Financial Officer McMorgan Funds,
                                                                          Managing Director New York Life Investment
                                                                          Management from 2001 to 2005.

EDMUND P. BERGAN, JR.        Secretary and      Since 2006                Senior Vice President and General Counsel of the
Age: 56                      General Counsel                              Adviser and its affiliates since 2006. From
The Reserve                                                               2004-06, Senior Regulatory Counsel of Proskauer
1250 Broadway                                                             Rose LLP. Prior thereto, and since before 2001,
New York, NY 10001                                                        Senior Vice President and General Counsel of the
                                                                          mutual fund distribution and servicing affiliates
                                                                          of Alliance Capital Management L.P.

* Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

** Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Trustees. Trustees need not be Shareholders.

+ Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-800-637-1700.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends for each fund were ordinary income dividends.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2005 and held for the entire period ending May 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                      BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                          DECEMBER 1, 2005          MAY 31, 2006       EXPENSES PAID DURING PERIOD*
                                          ----------------          ------------       ----------------------------
QUAKER I RESERVE - MONEY MARKET

Actual                                $              1,000.00   $           1,015.56   $                    4.84

Hypothetical                          $              1,000.00   $           1,019.85   $                    5.08

* Expenses are equal to the Fund's expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

QUAKER II RESERVE - MONEY MARKET

Actual                                $              1,000.00   $           1,011.77   $                    8.58

Hypothetical                          $              1,000.00   $           1,016.06   $                    9.01

* Expenses are equal to the Fund's expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's web site at www.sec.gov.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements. PricewaterhouseCoopers LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to the Funds' Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management the Trust had failed to identify and collect amounts due to the Trust. In addition, PricewaterhouseCoopers, LLP noted that bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the fund level. These conditions have been corrected.

The Funds provided PricewaterhouseCoopers, LLP with a copy of these disclosures and PricewaterhouseCoopers, LLP furnished the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's Form N-SAR filed on November 30, 2005.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS.

THE QUAKER RESERVE MONEY MARKET ACCOUNT IS OFFERED BY THE RESERVE THROUGH CITCO-QUAKER FUND SERVICES, INC. SHARES OFFERED ARE SHARES OF THE RESERVE.


[QUAKER (R) FUNDS LOGO]

Distributor - RESRV PARTNERS, INC.
07/06.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to KPMG, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last fiscal year:

2006
$0

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the 2005 fiscal year:

2005
$393,746

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amount to KPMG, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last fiscal year:

2006
$0

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the preparation of tax returns, tax consultation, research and related items for the 2005 fiscal year:

2005
$44,750

(d) Not applicable.

(e) Before KPMG, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

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(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's former accountant PricewaterhouseCoopers, LLP for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the 2005 fiscal year.

2005
$0

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, an audit of the financial statements disclosed that the Funds' procedures for preparing the "Financial Highlights" were not sufficiently detailed to detect and correct errors in certain underlying calculations.

These conditions have been corrected, and the Registrant's internal controls have been revised, subsequent to year-end.

ITEM 12. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Reserve Fund

By:     /s/ Bruce R. Bent II
        Name:  Bruce R. Bent II
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Arthur T. Bent III
        Name: Arthur T. Bent III
        Title: Co-Chief Executive Officer (Principal Executive Officer)

Date: August 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Bruce R. Bent II
        Name:  Bruce R. Bent II
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Arthur T. Bent III
        Name: Arthur T. Bent III
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Patrick J. Farrell
        Name:  Patrick J. Farrell
        Title: Chief Financial Officer (Principal Financial Officer)

Date: August 7, 2006